Offerings	Oct. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 55,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,785.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends, stock distributions and similar transactions.

Reflects $55,000,000 of shares of Common Stock that the registrant may elect, in its sole discretion, to issue and sell to the Selling Stockholder pursuant to an equity purchase facility agreement, dated as of April 10, 2026, by and between the Registrant and the Selling Stockholder (the “Facility”).

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s Common Stock as reported on the Nasdaq Capital Market on October 19, 2026 which date is a date within five business days of the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit	0.5633
Maximum Aggregate Offering Price	$ 563.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.05
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends, stock distributions and similar transactions.

Includes 1,000 shares of Common Stock issued to the Selling Stockholder as a commitment fee pursuant to the Facility.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s Common Stock as reported on the Nasdaq Capital Market on October 19, 2026 which date is a date within five business days of the filing of this registration statement.